Segment And Geographic Information (Net Interest Revenue) (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Segment reporting information [Line items]
Non-interest revenue	¥ 356,035	¥ 272,920	¥ 698,484	¥ 568,121
Net interest revenue	33,287	31,030	66,417	67,472
Net revenue	389,322	303,950	764,901	635,593
Non-interest expenses	366,262	346,221	715,850	642,228
Income (loss) before income taxes	23,060	(42,271)	49,051	(6,635)
Retail [Member]
Segment reporting information [Line items]
Non-interest revenue	80,192	83,044	161,906	176,685
Net interest revenue	594	936	1,591	1,484
Net revenue	80,786	83,980	163,497	178,169
Non-interest expenses	69,824	73,250	140,347	145,426
Income (loss) before income taxes	10,962	10,730	23,150	32,743
Asset management [Member]
Segment reporting information [Line items]
Non-interest revenue	15,446	16,012	30,677	33,110
Net interest revenue	(7)	(61)	1,180	1,684
Net revenue	15,439	15,951	31,857	34,794
Non-interest expenses	10,879	11,238	21,927	22,635
Income (loss) before income taxes	4,560	4,713	9,930	12,159
Wholesale [Member]
Segment reporting information [Line items]
Non-interest revenue	103,974	46,072	190,228	154,857
Net interest revenue	33,120	35,498	68,749	66,675
Net revenue	137,094	81,570	258,977	221,532
Non-interest expenses	136,901	152,223	267,335	308,103
Income (loss) before income taxes	193	(70,653)	(8,358)	(86,571)
Other (Incl. elimination) [Member]
Segment reporting information [Line items]
Non-interest revenue	156,423	127,792	315,673	203,469
Net interest revenue	(420)	(5,343)	(5,103)	(2,371)
Net revenue	156,003	122,449	310,570	201,098
Non-interest expenses	148,658	109,510	286,241	166,064
Income (loss) before income taxes	¥ 7,345	¥ 12,939	¥ 24,329	¥ 35,034